Liquidity and Going Concern Analysis	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Liquidity and Going Concern Analysis [Abstract]
LIQUIDITY AND GOING CONCERN ANALYSIS

NOTE 3 – LIQUIDITY AND GOING CONCERN ANALYSIS

Under ASU No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”), the Company is required to evaluate whether there is substantial doubt about its ability to continue as a going concern each reporting period, including interim periods. Pursuant to ASU 2014-15, in evaluating the Company’s ability to continue as a going concern, management considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after the Company’s financial statements were issued (May 15, 2027). Management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows and the Company’s obligations due before May 15, 2027.

The Company is subject to a number of risks, including uncertainty related to product development and generation of revenues and positive cash flow from its Digital Healthcare Division and a dependence on outside sources of capital. The attainment of profitable operations is dependent on future events, including obtaining adequate financing to fulfill the Company’s growth and operating activities and generating a level of revenues adequate to support the Company’s cost structure.

As of March 31, 2026, the Company had cash balances of $23,973, a working capital deficit of $6,658,253 and an accumulated deficit of $52,196,869. For the three months ended March 31, 2026, the Company had a net loss of $1,621,304 and used cash from operating activities of $221,976. The Company expects to continue to incur net losses and have significant cash outflows for at least the next 12 months.

Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and concluded that, without additional funding, the Company will not have sufficient funds to meet its obligations within one year from the date the consolidated financial statements were issued.

During the three months ended March 31, 2026, the Company received (i) net proceeds from the issuance of notes payable to related parties and third parties totaling $445,000, and (ii) made repayments on notes payable to related parties and third parties totaling $236,187.

Without raising additional capital, there is substantial doubt about the Company’s ability to continue as a going concern through May 15, 2027. The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. This basis of presentation contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business.

NOTE 3 – LIQUIDITY AND GOING CONCERN ANALYSIS

Under ASU No. 2014-15, Presentation of Financial Statements - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”), the Company is required to evaluate whether there is substantial doubt about its ability to continue as a going concern each reporting period, including interim periods. Pursuant to ASU 2014-15, in evaluating the Company’s ability to continue as a going concern, management considered the conditions and events that could raise substantial doubt about the Company’s ability to continue as a going concern within 12 months after the Company’s financial statements were issued (March 31, 2027). Management considered the Company’s current financial condition and liquidity sources, including current funds available, forecasted future cash flows and the Company’s obligations due before March 31, 2027.

The Company is subject to a number of risks, including uncertainty related to product development and generation of revenues and positive cash flow from its Digital Healthcare Division and a dependence on outside sources of capital. The attainment of profitable operations is dependent on future events, including obtaining adequate financing to fulfill the Company’s growth and operating activities and generating a level of revenues adequate to support the Company’s cost structure.

As of December 31, 2025, the Company had cash balances of $37,136, a working capital deficit of $5,461,724 and an accumulated deficit of $50,539,218. For the year ended December 31, 2025, the Company had a net loss of $3,280,254 and used cash from operating activities of $1,713,810. The Company expects to continue to incur net losses and have significant cash outflows for at least the next 12 months.

Management has evaluated the significance of the conditions described above in relation to the Company’s ability to meet its obligations and concluded that, without additional funding, the Company will not have sufficient funds to meet its obligations within one year from the date the consolidated financial statements were issued.

During the year ended December 31, 2025, the Company received (i) net proceeds from the issuance of notes payable to related parties and third parties totaling $2,239,840 and made repayments on existing and new notes payable to third parties totaling $720,135, and (ii) $30,000 proceeds from the sale of its common stock.

Without raising additional capital, there is substantial doubt about the Company’s ability to continue as a going concern through March 31, 2027. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. This basis of presentation contemplates the recovery of the Company’s assets and the satisfaction of liabilities in the normal course of business.